Reimbursement Of Tariff Subsidies - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Energy Development Account [Line Items]
Subsidies revenue recognized	R$ 842	R$ 792	R$ 801
Cemig D [member]
Disclosure Of Energy Development Account [Line Items]
Current subsidy receivable	R$ 73	R$ 64